Accounting policies - Effect of IBOR reform (Details) £ in Thousands	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounting policies
Carrying value of assets which reference USD LIBOR and have not yet transitioned to an alternative interest rate benchmark	£ 4,901
Carrying value of liabilities which reference USD LIBOR and have not yet transitioned to an alternative interest rate benchmark	(185,028)
Borrowings
Accounting policies
Carrying value of liabilities which reference USD LIBOR and have not yet transitioned to an alternative interest rate benchmark	(185,028)
Derivative financial instruments
Accounting policies
Carrying value of assets which reference USD LIBOR and have not yet transitioned to an alternative interest rate benchmark	£ 4,901
Secured term loan facility
Accounting policies
Notional Amount | $		$ 225,000,000	$ 225,000,000	$ 225,000,000